Convertible Notes	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Convertible Notes

10.    Convertible Notes

In October 2018, the Company issued convertible senior notes with a face value of $475,000 (the “Convertible Notes”). The net proceeds from the offering were approximately $460,134, after deducting commissions and other fees and expenses payable by the Company. The Convertible Notes bear interest at a rate of 5.00% per annum, payable semi-annually in arrears on April 1 and October 1 of each year, beginning on April 1, 2019. Additional interest may accrue on the Convertible Notes in specified circumstances. The Convertible Notes will mature on October 1, 2023, unless earlier repurchased, redeemed or converted. There are no principal payments required over the five-year term of the Convertible Notes, except in the case of redemption or events of defaults.

To the extent the Company so elects, the sole remedy for an event of default relating to certain failures by the Company to comply with certain reporting covenants in the Indenture will, for the first 365 days after such event of default, consist exclusively of the right to receive additional interest on the notes. Upon conversion, the Company will pay or deliver, as the case may be, cash, shares of our common stock or a combination of cash and shares of our common stock, at the Company’s election (the “cash conversion option”). The initial conversion rate for the Convertible Notes is 5.9735 shares of common stock per one thousand dollar principal amount of notes, which is equivalent to an initial conversion price of approximately $167.41 per share of common stock. Throughout the term of the Convertible Notes, the conversion rate may be adjusted upon the occurrence of certain events.

Prior to the close of business on the business day immediately preceding April 1, 2023, the Convertible Notes will be convertible only under the specified circumstances. On or after April 1, 2023 until the close of business on the business day immediately preceding the maturity date, holders may convert all or any portion of their Convertible Notes, in multiples of one thousand dollar principal amount, at the option of the holder regardless of the aforementioned circumstances.

As of June 30, 2019, the Convertible Notes are not yet convertible. The Convertible Notes will become convertible upon the satisfaction of the above circumstances. Transaction costs attributable to the Convertible Notes totaling $13,467 are amortized as non-cash interest expense over the term of the Convertible Notes. As of June 30, 2019, the Company was in compliance with all the covenants set forth under the indenture.

The following table sets forth the net carrying amount of the Convertible Notes:

	June 30, 2019	December 31, 2018
5.00% Convertible Notes	$475,000	$475,000
Unamortized discount	(37,866)	(41,687)
Unamortized transaction costs	(11,734)	(12,946)

Net carrying amount	$425,400	$420,367

The following table sets forth total interest expense recognized related to the Convertible Notes:

	Six months ended June 30,
	2019	2018
Contractual coupon interest	$11,875	$—
Amortization of discount	3,821	—
Amortization of transaction costs	1,212	—

Total	$16,908	$—

10. Convertible Senior Notes Due 2023

In October 2018 the Company issued Convertible Notes with a face value of $475,000. The net proceeds from the offering were approximately $460,134, after deducting commissions and other fees and expenses payable by the Company.

The Convertible Notes bear interest at a rate of 5.00% per annum, payable semi-annually in arrears on April 1 and October 1 of each year, beginning on April 1, 2019. Additional interest may accrue on the Convertible Notes in specified circumstances. The Convertible Notes will mature on October 1, 2023, unless earlier repurchased, redeemed or converted. There are no principal payments required over the five year term of the Convertible Notes, except in the case of redemption or events of defaults.

The Convertible Notes are governed by an Indenture between the Company, as issuer, and GLAS Trust Company LLC, as trustee. The Convertible Notes are the Company’s general unsecured obligations and rank senior in right of payment to all of the Company’s indebtedness that is expressly subordinated in right of payment to the notes; equal in right of payment with any of the Company’s unsecured indebtedness that is not so subordinated; effectively junior in right of payment to any of Company’s secured indebtedness to the extent of the value of the assets securing such indebtedness; and structurally junior to all indebtedness and other liabilities (including trade payables but excluding intercompany obligations) of the Company’s current or future subsidiaries.

The Indenture includes customary covenants and sets forth certain events of default after which the Convertible Notes may be declared immediately due and payable, including certain types of bankruptcy or insolvency involving the Company.

To the extent the Company so elects, the sole remedy for an event of default relating to certain failures by the Company to comply with certain reporting covenants in the Indenture will, for the first 365 days after such event of default, consist exclusively of the right to receive additional interest on the notes. Upon conversion, the Company will pay or deliver, as the case may be, cash, shares of our common stock or a combination of cash and shares of our common stock, at the Company’s election (the “cash conversion option”). The initial conversion rate for the Convertible Notes is 5.9735 shares of common stock per one thousand dollar principal amount of notes, which is equivalent to an initial conversion price of approximately $167.41 per share of common stock. Throughout the term of the Convertible Notes, the conversion rate may be adjusted upon the occurrence of certain events.

Prior to the close of business on the business day immediately preceding April 1, 2023, the Convertible Notes will be convertible only under the specified circumstances. On or after April 1, 2023 until the close of business on the business day immediately preceding the maturity date, holders may convert all or any portion of their Convertible Notes, in multiples of one thousand dollar principal amount, at the option of the holder regardless of the forementioned circumstances.

As a result of the cash conversion option, the Company separately accounts for the value of the embedded conversion option as a component of equity. The value of the embedded conversion option is the residual of the net proceeds of the issuance, less the estimated fair value of the debt without the conversion feature, and amounted to $57.6 million at issuance. The estimated fair value of the debt without the conversion feature, was determined using the expected cash flows of the Convertible Notes discounted by the estimated interest rate of similar nonconvertible debt; the debt discount is being amortized as additional non-cash interest expense over the term of the Convertible Notes using the interest method with an effective interest rate of 8% per annum. The equity component is not remeasured as long as it continues to meet the conditions for equity classification.

As of December 31, 2018, the Convertible Notes are not yet convertible. The Convertible Notes will become convertible upon the satisfaction of the above circumstances. In accounting for the transaction costs related to the issuance of the Convertible Notes, the Company allocated the total amount of offering costs incurred to the debt and equity components based on their relative values. Direct issue costs attributable to the debt component, totaling $13,467, are being amortized as non-cash interest expense over the term of the Convertible Notes, and offering costs attributable to the equity component, totaling $1,398, were recorded within stockholders’ equity (deficit).

As at December 31, 2018, the Company was in compliance with all the covenants set forth under the Indenture.

The following table sets forth the net carrying amount of the Convertible Notes:

December 31, 2018
5.00% Convertible Senior Notes	$475,000
Unamortized discount	(41,687)
Unamortized transaction costs	(12,946)

Net carrying amount	$420,367

The following table sets forth total interest expense recognized related to the Convertible Notes:

Year ended December 31, 2018
Contractual coupon interest	$5,302
Amortization of discount	2,152
Amortization of direct issue costs	28

Total	$7,482